SHARE CAPITAL (Grants to Non-Employees) (Details)	6 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2007 Consultants [Member] USD ($)	Dec. 31, 2006 Consultants [Member] USD ($)	Dec. 31, 2005 Consultants [Member] USD ($)	Dec. 31, 2005 Consultants [Member] ILS	Dec. 31, 2008 Investor Finders [Member] USD ($)	Dec. 31, 2006 Investor Finders [Member] USD ($)
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of securities issued							144,250		8,989	45,531
Common Stock, par value per share	$ 0.001	$ 0.001	$ 0.001					0.01
Service period							2 months to 2 years
Non-cash compensation expense					$ 123,625	$ 229,564	$ 175,516
Exercise price	$ 6.25	$ 6.25		$ 5.52					$ 5.517	$ 4.305